Segment Information - Schedule of Significant Revenue and Expense Categories of the Company’s Single Operating Segment (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024
Operating expenses:
Clinical trial related service fee	$ 4,125,000	$ 2,801,000		$ 10,125,000	$ 6,301,000
Consulting fee	17,228	25,000		67,228	75,000
Stock-based compensation	152,421		$ 432,256	470,614		$ 1,194,653
Salary expense	132,054	133,811		392,861	385,360
Professional fee	184,791	293,934		945,318	645,238
Insurance expense	86,690	88,456		251,383	263,443
Other general and administrative fee	102,965	34,536		197,071	125,673
Loss before income tax	4,801,149	3,376,737	4,426,964	12,449,475	7,795,714	7,310,098
Income tax expense			$ 63	863	1,625	$ 1,625
Net loss	$ 4,801,149	$ 3,376,737		$ 12,450,338	$ 7,797,339